Consolidated Statements of Operations - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Operating expenses:
General and administrative	$ 3,282,908	$ 3,106,678
Amortization and depreciation	360,582	352,429
Research and development	15,156,365	3,981,468
Legal fees	796,671	672,153
Total operating expenses	19,596,526	8,112,728
Operating loss	(19,596,526)	(8,112,728)
Interest income	2,199	7,767
Gain on settlement of accounts payable		183,944
Change in fair value of derivative liability	(838,643)
Interest expense:
Amortization of discount on convertible notes	(2,145,010)	(3,807,320)
Amortization of discount on related party convertible notes	(523,614)
Amortization of debt issuance costs	(103,598)	(120,000)
Inducement interest	(1,526,254)	(193,160)
Interest on notes payable	(356,624)	(583,076)
Total interest expense	(4,655,100)	(4,510,396)
Loss before income taxes	(25,088,070)	(12,431,413)
Provision for taxes on income	0	0
Net loss	$ (25,088,070)	$ (12,431,413)
Basic and diluted loss per share	$ (0.43)	$ (0.27)
Basic and diluted weighted average common shares outstanding	58,375,637	46,900,643